Schedule of Expected Amortization Expense of Intangible Assets (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
2023	$ 2,690,018	$ 2,473,490
2024	2,690,018	2,473,490
2025	2,690,018	2,473,490
2026	2,662,926	2,473,490
2027	2,115,863	2,379,029
Thereafter	19,344,015	20,163,479
Total	$ 32,192,858	32,029,499	$ 26,623,448
Previously Reported [Member]
Total		$ 32,436,468